Incentive and Share-Based Compensation, Stock Options (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							8 Months Ended	11 Months Ended	10 Months Ended	12 Months Ended				4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member] Successor [Member]	Nov. 19, 2012 Stock Options [Member] Successor [Member]	Nov. 15, 2011 Stock Options [Member] Successor [Member]	Dec. 31, 2012 Stock Options [Member] Successor [Member]	Dec. 31, 2011 Stock Options [Member] Successor [Member]	Dec. 31, 2010 Stock Options [Member] Successor [Member]	Dec. 06, 2011 Stock Options [Member] Successor [Member]	Apr. 30, 2010 Stock Options [Member] Predecessor [Member]
Share-based compensation disclosures [Line Items]
Number of stock options orginally issued (in shares)					113,000			5,639,020
Original exercise price (in dollars per share)					$ 44.44			$ 17.61
Exercise price range, minimum (in dollars per share)											$ 11.95
Exercise price range, maximum (in dollars per share)											$ 52.20
Special dividend amount per share (in dollars per share)	$ 4.20	$ 5.05	$ 0.55	$ 1.45					$ 2.75	$ 4.50
Dividend declared for shareholders of record, date									Nov. 19, 2012	Nov. 15, 2011
Dividend compensation expense recognized relating to award											$ 7	$ 8
Amount of reduction in the exercise price of all outstanding, unvested stock options granted under the plan (in dollars per share)														$ 4.50
Incremental unrecognized compensation expense resulting from dividend equivalent payment associated with special dividend											17
Weighted average fair value per share of options granted (in dollars per share)											$ 9.21	$ 7.86	$ 7.82
Weighted average fair value per share of options granted with revised assumptions (in dollars per share)												$ 9.88
Fair value assumptions [Abstract]
Dividend yield (in hundredths)					3.00%	3.00%	0.00%
Expected volatility (in hundredths)					51.00%	50.00%	47.00%
Risk-free interest rate, minimum (in hundredths)					0.80%	0.24%	1.63%
Risk-free interest rate, maximum (in hundredths)					1.11%	1.18%	2.94%
Weighted-average expected term (in years)					6 years	3 years 5 months 12 days	5 years 2 months 6 days
Stock options activity [rollforward]
Stock options - outstanding, beginning balance (in shares)					7,977,000
Stock options - granted (in shares)					113,000			5,639,020
Stock options - exercised (in shares)					(1,324,000)
Stock options - forfeited (in shares)					(257,000)
Stock options - outstanding, ending balance (in shares)					6,509,000	7,977,000
Stock options - exercisible (in shares)					2,591,000
Weighted average price, stock options [rollforward]
Weighted average price, stock options - beginning balance (in dollars per share)					$ 14.24
Weighted average price, stock options - granted (in dollars per share)					$ 44.44			$ 17.61
Weighted average price, stock options - exercised (in dollars per share)					$ 15.25
Weighted average price, stock options - forfeited (in dollars per share)					$ 15.33
Weighted average price, stock options - ending balance (in dollars per share)					$ 14.51	$ 14.24
Weighted average price, exercisable options, (in dollars per share)					$ 15.20
Weighted-average remaining term, outstanding options					5 years 8 months 21 days						2 years
Weighted-average remaining term, exercisible options					4 years 8 months 21 days
Aggregate intrinsic value, outstanding options					167
Aggregate intrinsic value, exercisable options					109
Additional disclosures, stock options [Abstract]
Aggregate intrinsic value of stock options exercised during the period											39	11
Compensation expense, stock options								12			22	17			19
Tax benefit of related compensation expense, stock options								5			8	6			6
Unrecognized compensation cost related to award, stock options											$ 12
Weighted-average remaining contractual term, stock options					5 years 8 months 21 days						2 years